Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	001-39080
Entity Registrant Name	POWERFLEET, INC.
Entity Central Index Key	0001774170
Entity Tax Identification Number	83-4366463
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	123 Tice Boulevard
Entity Address, City or Town	Woodcliff Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07677
City Area Code	(201)
Local Phone Number	996-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AIOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false